Revenue - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($) Customer	Mar. 31, 2022 CAD ($) Customer
Disclosure Of Revenue [Line Items]
Revenue	$ 2,778.5	$ 3,806.0
Major Customer [Member]
Disclosure Of Revenue [Line Items]
Revenue	$ 332.2	$ 409.5
Number of customer over ten percent revenue benchmark | Customer	1	1
Percentage of entities revenue	10.00%	10.00%